Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.97%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		994	$99,668
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,975	95,313
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,650	95,354
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)			338,037
		Notional
PURCHASED OPTIONS - 122.64% (b)(c)	Contracts	Amount

CALL OPTIONS - 104.54%
iShares MSCI EAFE ETF, Expires 5/10/2023, Strike Price $65.73......................................	152	$851,352	13,857
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.07................................	25	892,950	33,377
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.38...................................	25	892,950	883,603
PUT OPTIONS - 18.10%			930,837

iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.56...................	85	870,825	95,404
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price
$106.24................................................................................................................	89	911,805	62,886
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.02................................	25	892,950	2,826
TOTAL PURCHASED OPTIONS (Cost $1,267,412)			161,116
			1,091,953
Total Investments (Cost $1,610,595) - 160.61%............................................................			1,429,990
Liabilities in Excess of Other Assets - (60.61)%.............................................................			(539,660)
....................................................................................TOTAL NET ASSETS - 100.00%			$890,330

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,037.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	5/10/2023	$70.94	152	$(851,352)	$(44)
SPDR S&P 500® Trust ETF............................	5/10/2023	$430.70	25	(892,950)	(12,804)
SPDR S&P 500® Trust ETF............................	5/10/2023	$160.02	25	(892,950)	(504,167)
PUT OPTIONS					(517,015)

iShares 20+ Year Treasury Bond ETF...............	5/10/2023	$116.38	85	(870,825)	(132,900)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	5/10/2023	$111.83	89	(911,805)	(98,931)
SPDR S&P 500® Trust ETF............................	5/10/2023	$359.16	25	(892,950)	(65,475)
TOTAL OPTIONS WRITTEN (Premiums Received $886,103)					(297,306)
					$(814,321)